Consolidated Investment Entities - Fair Value Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets		$ 6,931.3	$ 5,160.2
Liabilities		3,829.4	2,057.1
Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	8,497.8	6,931.3
Liabilities	4,881.3	3,829.4
Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	861.4	360.6	98.3
Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	4,573.5	3,559.3	2,162.9
Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	4,881.3	3,829.4	2,057.1
Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	75.2	80.2	38.7
Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	2,987.7	2,931.2	2,860.3
Level 1 | Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	936.6	440.8	137.0
Liabilities	0	0	0
Level 1 | Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	861.4	360.6	98.3
Level 1 | Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 1 | Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	0	0	0
Level 1 | Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	75.2	80.2	38.7
Level 1 | Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets		0	0
Level 2 | Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	4,573.5	3,559.3	2,162.9
Liabilities	0	0	0
Level 2 | Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 2 | Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	4,573.5	3,559.3	2,162.9
Level 2 | Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	0	0	0
Level 2 | Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 2 | Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	2,987.7	2,931.2	2,860.3
Liabilities	4,881.3	3,829.4	2,057.1
Level 3 | Measured at fair value on a recurring basis | VIEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis | VIEs | Corporate Loans
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis | VIEs | Collateralized Debt Obligations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Liabilities	4,881.3	3,829.4	2,057.1
Level 3 | Measured at fair value on a recurring basis | VOEs | Cash and Cash Equivalents
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	0	0	0
Level 3 | Measured at fair value on a recurring basis | VOEs | Limited partnerships/corporations
Fair Value Assets Liabilities Quantitative Information [Line Items]
Assets	$ 2,987.7	$ 2,931.2	$ 2,860.3